Intangible Asset - Purchased Software, Net - Schedule of Future Amortization Expense (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year 2020	$ 221,920
Fiscal year 2021	927,590	$ 1,008,600
Fiscal year 2022	927,590	1,008,600
Fiscal year 2023	39,909
Future amortization expense	$ 2,117,009	$ 3,025,801